Acquisitions Estimated Fair Value of Assets Acquired (Details) - Meritage Medical Network $ in Thousands	Apr. 01, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash paid, net of cash acquired	$ 13,798
Issuance of warrants	2,349
Aggregate purchase price	16,147
Accounts receivable	751
Customer relationships	11,600
Claims payable	(13,436)
Deferred tax liability	(2,610)
Other assets and liabilities, net	(817)
Net identifiable assets and liabilities	1,478
Goodwill	14,669
Physician network
Disclosure of detailed information about business combination [line items]
Intangible assets	3,500
Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets	1,900
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 590